Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk [Line Items]
ECL allowance, beginning balance	$ 28,247	$ 23,240
ECL allowance, ending balance	40,357	28,247
Transfers from stage 1 to stage 2	3,411	10,340
Transfers from stage 1 to stage 3	2,806	2,764
Transfers from stage 2 to stage 3	4,773	4,338
Transfers from stage 2 to stage 1	(3,228)	(6,717)
Transfers from stage 3 to stage 2	(1,482)	(1,700)
Transfers from stage 3 to stage 1	(457)	(430)
Net changes on financial assets	6,104	(2,853)
Write-off
Other adjustments	183	(735)
Stage 1 [Member]
Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk [Line Items]
ECL allowance, beginning balance	13,825	14,636
ECL allowance, ending balance	23,029	13,825
Transfers from stage 1 to stage 2	(1,303)	(4,887)
Transfers from stage 1 to stage 3	(70)	(76)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	1,323	2,852
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	12	14
Net changes on financial assets	9,058	2,079
Write-off
Other adjustments	184	(793)
Stage 2 [Member]
Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk [Line Items]
ECL allowance, beginning balance	6,315	768
ECL allowance, ending balance	9,599	6,315
Transfers from stage 1 to stage 2	4,714	15,227
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(217)	(221)
Transfers from stage 2 to stage 1	(4,551)	(9,569)
Transfers from stage 3 to stage 2	217	240
Transfers from stage 3 to stage 1
Net changes on financial assets	3,120	(189)
Write-off
Other adjustments	1	59
Stage 3 [Member]
Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk [Line Items]
ECL allowance, beginning balance	8,107	7,836
ECL allowance, ending balance	7,729	8,107
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	2,876	2,840
Transfers from stage 2 to stage 3	4,990	4,559
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(1,699)	(1,940)
Transfers from stage 3 to stage 1	(469)	(444)
Net changes on financial assets	(6,074)	(4,743)
Write-off
Other adjustments	$ (2)	$ (1)